Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2023	€ 13,620,261	€ 293,413	€ 3,380,331	€ 10,921,686	€ (765,581)	€ (4,585)	€ (192,490)	€ (12,513)	€ 1,206,274	€ 14,826,535
Balance at beginning of period (in shares) at Dec. 31, 2023		293,413,449
Transactions with noncontrolling interests without loss of control	5,257		5,257						386	5,643
Contributions from/ to noncontrolling interests									(54,395)	(54,395)
Put option liabilities	34,483			34,483						34,483
Net Income	70,959			70,959					47,356	118,315
Other comprehensive income (loss) related to:
Foreign currency translation ,net of reclassification adjustments resulting from deconsolidation	166,978				223,357	(94)	(3,047)	(53,238)	25,350	192,328
Cash flow hedges, net of related tax effects	(1,740)					(1,740)				(1,740)
Pensions, net of related tax effects	16,623						16,623			16,623
Fair value changes, net of related tax effects	(5,465)							(5,465)		(5,465)
Comprehensive income	247,355								72,706	320,061
Balance at end of period at Mar. 31, 2024	13,907,356	€ 293,413	3,385,588	11,027,128	(542,224)	(6,419)	(178,914)	(71,216)	1,224,971	15,132,327
Balance at end of period (in shares) at Mar. 31, 2024		293,413,449
Balance at beginning of period at Dec. 31, 2024	14,576,563	€ 293,413	3,345,408	11,266,287	(41,964)	(13,298)	(188,058)	(85,225)	1,191,950	€ 15,768,513
Balance at beginning of period (in shares) at Dec. 31, 2024		293,413,449								293,413,449
Equity-settled share-based payment transactions	184		184							€ 184
Transactions with noncontrolling interests without loss of control	1,180		1,180						(1,853)	(673)
Noncontrolling interests due to changes in consolidation group									3,424	3,424
Contributions from/ to noncontrolling interests									(56,290)	(56,290)
Put option liabilities	55,904			55,904						55,904
Net Income	151,221			151,221					38,387	189,608
Other comprehensive income (loss) related to:
Foreign currency translation ,net of reclassification adjustments resulting from deconsolidation	(447,937)				(454,351)	163	5,780	471	(43,246)	(491,183)
Cash flow hedges, net of related tax effects	8,598					8,598				8,598
Pensions, net of related tax effects	22,170						22,170			22,170
Fair value changes, net of related tax effects	4,384							4,384		4,384
Comprehensive income	(261,564)								(4,859)	(266,423)
Balance at end of period at Mar. 31, 2025	€ 14,372,267	€ 293,413	€ 3,346,772	€ 11,473,412	€ (496,315)	€ (4,537)	€ (160,108)	€ (80,370)	€ 1,132,372	€ 15,504,639
Balance at end of period (in shares) at Mar. 31, 2025		293,413,449								293,413,449